SUMMARY OF CONTRACTUAL UNDISCOUNTED CASH FLOW FINANCIAL LIABILITIES (Details)	Dec. 31, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Trade accounts payable	$ 428,677
Loan payable	40,000
Total financial liabilities	468,677
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade accounts payable	428,677
Loan payable	40,000
Total financial liabilities	468,677
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade accounts payable
Loan payable
Total financial liabilities
Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Trade accounts payable	428,677
Loan payable	40,000
Total financial liabilities	$ 468,677